Consolidated Statement of Cash Flows - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating activities:
Net (loss) income	$ (72,710,434)	$ 19,040,154
Change in non-cash operating items:
Digital assets mined	(165,397,736)	(38,962,425)
Digital assets traded for cash	1,291,060	41,570,430
Depreciation	23,287,650	21,264,918
Gain on disposition of digital assets	(182,213)	(2,815,342)
Loss on revaluation of warrant liability	0	(13,713,962)
Net finance (income) expense and other	9,875,359	(284,434)
Loss on revaluation of warrant liability	114,161,368	0
Income tax (recovery) expense	5,620,296	(15,048,707)
Net finance (income) expense and other	(1,498,370)	2,440,866
Foreign exchange (loss) gain	3,142,906	(408,832)
Reversal of impairment	0	(13,155,936)
Cash flows from operations before changes in working capital	(82,410,114)	(73,270)
Net change in working capital (note 20)	2,168,616	1,252,547
Net cash (used in) provided by operating activities	(80,241,498)	1,179,277
Investing activities
Purchase of mining servers and infrastructure	(86,431,354)	(5,810,969)
Deposits	(148,635,586)	(1,329,640)
Net cash used in investing activities	(235,066,940)	(7,140,609)
Financing activities
Repayment of loan payable	(25,372,000)	(6,621,300)
Finance draws from equipment financing	56,396,955	6,615,500
Debt issuance cost	(1,426,010)	0
Repayment of equipment financing	(14,950,113)	0
Proceeds from issuance of common shares, net of issuance cost	390,894,999	7,494,622
Exercise of warrants and options	49,359,030	838,112
Finance income received	2,412,552	8,301
Finance expense paid	(1,348,513)	(2,379,939)
Payment of lease obligations	(126,193)	(24,406)
Net cash provided by financing activities	455,840,707	5,930,890
Increase (decrease) in cash	140,532,269	(30,442)
Cash, beginning of year	2,815,939	2,946,017
Effect of movement in exchange rates on cash held in foreign currencies	(3,221,566)	(99,636)
Cash, end of year	$ 140,126,642	$ 2,815,939